INCOME TAXES - Components of Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Liabilities, Gross [Abstract]
IPR&D	$ 0	$ 3,969	$ 12,528	$ 12,528
Total deferred tax liabilities	$ 0	$ 3,969	$ 12,528	$ 12,528